Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 98,596	$ 204,437
Short term investments	199,955	144,003
Trade receivables (net of allowance for doubtful accounts of $6,374 and $4,671 at December 31, 2012 and 2011, respectively)	155,426	126,981
Other receivables and prepaid expenses	37,626	43,941
Inventories	13,897	13,404
Deferred tax assets	15,564	10,405
Total current assets	521,064	543,171
LONG-TERM ASSETS:
Long term investments	146,154	214,136
Other long-term assets	28,676	28,890
Property and equipment, net	41,278	28,299
Other intangible assets, net	228,746	158,153
Goodwill	695,027	609,187
Total long-term assets	1,139,881	1,038,665
Total assets	1,660,945	1,581,836
CURRENT LIABILITIES:
Trade payables	20,553	19,014
Deferred revenues and advances from customers	150,424	160,242
Accrued expenses and other liabilities	212,452	190,372
Total current liabilities	383,429	369,628
LONG-TERM LIABILITIES:
Accrued severance pay	24,327	23,728
Deferred tax liabilities	58,341	27,766
Other long-term liabilities	3,760	2,070
Total long-term liabilities	86,428	53,564
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2012 and 2011; Issued: 66,346,119 and 64,804,730 shares at December 31, 2012 and 2011, respectively; Outstanding: 60,248,699 and 61,807,169 shares at December 31, 2012 and 2011, respectively	16,666	16,273
Additional paid-in capital	1,045,733	988,076
Treasury shares at cost - 6,097,420 and 2,997,561 Ordinary shares at December 31, 2012 and 2011, respectively	(203,907)	(96,318)
Accumulated other comprehensive income (loss)	12,194	(1,895)
Retained earnings	320,402	252,508
Total shareholders' equity	1,191,088	1,158,644
Total liabilities and shareholders' equity	$ 1,660,945	$ 1,581,836